OFF-BALANCE SHEET FINANCIAL INSTRUMENTS - Summary of Notional amounts of commitments with off-balance-sheet credit risk (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Line of Credit Facility [Line Items]
Outstanding commitments	$ 18,222	$ 17,230
Commitments to originate loans
Line of Credit Facility [Line Items]
Outstanding commitments	3,557	2,867
Unadvanced construction loans
Line of Credit Facility [Line Items]
Outstanding commitments	787	1,658
Unadvanced lines of credit
Line of Credit Facility [Line Items]
Outstanding commitments	13,482	12,217
Unadvanced letters of credit
Line of Credit Facility [Line Items]
Outstanding commitments	$ 396	$ 488